Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets And Liabilities
Summary of Other Assets

	Note	12/31/2022	12/31/2021
Financial		113,198	96,630
At amortized cost		111,823	96,473
Receivables from credit card issuers		65,852	53,968
Deposits in guarantee for contingent liabilities, provisions and legal obligations	29d	13,001	12,264
Trading and intermediation of securities		17,969	17,218
Income receivable		3,619	3,839
Operations without credit granting characteristics, net of provisions		7,900	4,720
Insurance and reinsurance operations		1,933	1,565
Net amount receivables from reimbursement of provisions	29c	899	888
Deposits in guarantee of fund raisings abroad		648	660
Foreign exchange portfolio		-	1,213
Other		2	138
At fair value through profit or loss		1,375	157
Other financial assets		1,375	157
Non-financial		17,529	16,494
Sundry foreign		965	621
Prepaid expenses		6,358	5,243
Sundry domestic		3,689	2,868
Assets of post-employment benefit plans	26e	411	493
Lease right-of-use		3,863	5,046
Other		2,243	2,223
Current		111,538	93,604
Non-current		19,189	19,520

Summary of Other Liabilities

	Note	12/31/2022	12/31/2021
Financial		167,234	134,267
At amortized cost		166,651	134,106
Credit card operations		138,300	108,997
Trading and intermediation of securities		17,744	12,161
Foreign exchange portfolio		2,580	2,485
Finance leases		3,929	5,324
Other		4,098	5,139
At fair value through profit or loss		583	161
Other financial liabilities		583	161
Non-financial		48,044	42,130
Funds in transit		19,737	18,027
Charging and collection of taxes and similar		553	457
Social and statutory		10,375	7,853
Deferred income		2,737	3,278
Sundry domestic		4,730	3,183
Personnel provision		2,403	2,244
Provision for sundry payments		2,055	2,348
Obligations on official agreements and rendering of payment services		1,725	1,261
Liabilities from post-employment benefit plans	26e	2,320	2,209
Other		1,409	1,270
Current		206,029	167,789
Non-current		9,249	8,608